Movements in equity - Analysis of Other Reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other reserves, beginning balance		£ 1,054
Reclassification of cash flow hedges to income statement		36	£ 4	£ 4
Hedging gain/loss transferred to non-financial assets			(6)	36
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		1,321	1,054
ESOP trust shares
Other reserves, beginning balance		(397)	(288)	(353)
Exchange adjustment		44	(12)	26
Transferred to Retained earnings in the year on disposals of equity investments		0	0	0
Reclassification of cash flow hedges to income statement		0	0	0
Hedging gain/loss transferred to non-financial assets			0	0
Cost of hedging		0	0
Net fair value movement in the year (including tax)		0	0	0
Ordinary shares acquired by ESOP Trusts		(396)	(459)	(285)
Write-down of shares held by ESOP Trusts		467	362	324
Other reserves, ending balance		(282)	(397)	(288)
Fair value reserve
Other reserves, beginning balance		(659)	(510)	(308)
Exchange adjustment		(50)	0	(5)
Transferred to Retained earnings in the year on disposals of equity investments		8	(66)	33
Reclassification of cash flow hedges to income statement		0	0	0
Hedging gain/loss transferred to non-financial assets			0	0
Cost of hedging		0	0
Net fair value movement in the year (including tax)		195	(83)	(230)
Ordinary shares acquired by ESOP Trusts		0	0	0
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		(506)	(659)	(510)
Cash flow hedge reserve
Other reserves, beginning balance		(19)	(22)	(20)
Exchange adjustment		0	0	(2)
Transferred to Retained earnings in the year on disposals of equity investments		0	0	0
Reclassification of cash flow hedges to income statement		36	4	4
Hedging gain/loss transferred to non-financial assets			(6)	36
Cost of hedging		4	(4)
Net fair value movement in the year (including tax)		(41)	9	(40)
Ordinary shares acquired by ESOP Trusts		0	0	0
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		(20)	(19)	(22)
Miscellaneous other reserves
Other reserves, beginning balance		2,129	2,129	2,129
Exchange adjustment		0	0	0
Transferred to Retained earnings in the year on disposals of equity investments		0	0	0
Reclassification of cash flow hedges to income statement		0	0	0
Hedging gain/loss transferred to non-financial assets			0	0
Cost of hedging		0	0
Net fair value movement in the year (including tax)		0	0	0
Ordinary shares acquired by ESOP Trusts		0	0	0
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		2,129	2,129	2,129
Other reserves
Other reserves, beginning balance		1,054	1,309	1,448
Exchange adjustment		(6)	(12)	19
Transferred to Retained earnings in the year on disposals of equity investments		8	(66)	33
Reclassification of cash flow hedges to income statement		36	4	4
Hedging gain/loss transferred to non-financial assets	[1]		(6)	36
Cost of hedging		4	(4)
Net fair value movement in the year (including tax)		154	(74)	(270)
Ordinary shares acquired by ESOP Trusts		(396)	(459)	(285)
Write-down of shares held by ESOP Trusts	[1]	467	362	324
Other reserves, ending balance		£ 1,321	£ 1,054	£ 1,309

[1]	An analysis of Other reserves is presented as part of Note 37, ‘Movements in equity’.